HSBC Holdings' subsidiaries, joint ventures and associates - Associates (Details)		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Bank of Communications Co., Limited
Disclosure of associates [line items]
Group interest percent	19.03%	19.03%
Barrowgate Limited
Disclosure of associates [line items]
Group interest percent		24.64%
BGF Group PLC
Disclosure of associates [line items]
Group interest percent		24.48%
Bud Financial Limited
Disclosure of associates [line items]
Group interest percent		8.02%
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited
Disclosure of associates [line items]
Group interest percent		26.00%
CFAC Payment Scheme Limited
Disclosure of associates [line items]
Group interest percent		33.33%
Chemi & Cotex (Rwanda) Limited
Disclosure of associates [line items]
Group interest percent		99.98%
Chemi & Cotex Kenya Limited
Disclosure of associates [line items]
Group interest percent		99.99%
Chemi and Cotex Industries Limited
Disclosure of associates [line items]
Group interest percent		100.00%
EPS Company (Hong Kong) Limited
Disclosure of associates [line items]
Group interest percent		40.58%
GZHS Research Co Ltd
Disclosure of associates [line items]
Group interest percent		33.00%
Jeppe Star Limited
Disclosure of associates [line items]
Group interest percent		100.00%
MENA Infrastructure Fund (GP) Ltd
Disclosure of associates [line items]
Group interest percent		33.33%
Northstar Trade Finance Inc.
Disclosure of associates [line items]
Group interest percent		20.08%
Novo Star Limited
Disclosure of associates [line items]
Group interest percent		33.99%
Peregrine Capital (India) Private Limited
Disclosure of associates [line items]
Group interest percent		33.46%
Prisma Medios de Pago S.A.
Disclosure of associates [line items]
Group interest percent		7.06%
Quantexa Limited
Disclosure of associates [line items]
Group interest percent		10.51%
Services Epargne Entreprise
Disclosure of associates [line items]
Group interest percent		14.35%
The Saudi British Bank
Disclosure of associates [line items]
Group interest percent	40.00%	40.00%
Vizolution Limited
Disclosure of associates [line items]
Group interest percent		17.95%
We Trade Innovation Designated Activity Company
Disclosure of associates [line items]
Group interest percent		8.52%
HSBC Holdings | Chemi & Cotex (Rwanda) Limited
Disclosure of associates [line items]
Group interest percent		(33.99%)
HSBC Holdings | Chemi & Cotex Kenya Limited
Disclosure of associates [line items]
Group interest percent		(33.99%)
HSBC Holdings | Chemi and Cotex Industries Limited
Disclosure of associates [line items]
Group interest percent		(33.99%)
HSBC Holdings | GZHS Research Co Ltd
Disclosure of associates [line items]
Group interest percent		(20.50%)
HSBC Holdings | Jeppe Star Limited
Disclosure of associates [line items]
Group interest percent		(33.99%)